Intangible Assets, Net (Other Than Goodwill) (Details) - Schedule of intangible assets, net (other than goodwill) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Carrying Value at beginning	$ 4,527,476	$ 5,593,612	$ 3,310,184
Additions	10,829	427,441	3,142,363
Impairment of assets		(297,937)	(154,622)
Amortization	(3,092,889)	(1,195,640)	(704,313)
Carrying Value at ending	$ 3,941,547	4,527,476	$ 5,593,612
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives	10 years		10 years
Carrying Value at beginning	$ 811,303	970,019	$ 1,128,734
Additions
Amortization	(858,819)	(158,716)	(158,715)
Carrying Value at ending	$ 728,340	811,303	$ 970,019
Acquired And Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives	5 years		5 years
Carrying Value at beginning	$ 3,171,394	3,651,924	$ 908,893
Additions		404,720	3,111,668
Amortization	(1,771,173)	(885,250)	(368,637)
Carrying Value at ending	$ 2,705,100	3,171,394	$ 3,651,924
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives	10 years		10 years
Carrying Value at beginning	$ 416,471	862,792	$ 1,191,942
Additions
Impairment of assets		(297,937)	(154,622)
Amortization	(452,776)	(148,384)	(174,528)
Carrying Value at ending	$ 375,804	416,471	$ 862,792
Non-Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives			10 years
Carrying Value at beginning			$ 2,433
Amortization			(2,433)
Patents
Finite-Lived Intangible Assets [Line Items]
Useful Lives
Carrying Value at beginning	$ 128,308	108,877	78,182
Additions	10,829	22,721	30,695
Amortization	(10,121)	(3,290)
Carrying Value at ending	$ 132,303	$ 128,308	$ 108,877